Note 9 - Subsequent Events (Details) - USD ($)			4 Months Ended	12 Months Ended
	Mar. 02, 2022	Jan. 25, 2022	Dec. 31, 2020	Dec. 31, 2021
Payments of Stock Issuance Costs			$ 3,201,504	$ 0
Common Class A [Member]
Proceeds from Issuance of Common Stock			$ 135,988,980	$ 0
Subsequent Event [Member]
Shares Issued, Price Per Share (in dollars per share)		$ 10
Proceeds from Issuance of Common Stock		$ 45,000,000
Payments of Stock Issuance Costs		$ 4,759,615
Subscription Agreement, Offering Fee, Percent		3.50%
Repayments of Notes Payable		$ 1,000,000
Subsequent Event [Member] | AA's Underlying Ground Lease [Member]
Lessee, Operating Lease, Amount Purchased	$ 8,500,000
Lessee, Operating Lease, Purchased, Transfer Fee	$ 1,000,000.0
Lessee, Operating Lease, Term of Contract (Year)	10 years
Subsequent Event [Member] | Common Class A [Member]
Stock Issued During Period, Shares, New Issues (in shares)		4,500,000